Basic and diluted earnings (loss) per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basic and diluted earnings (loss) per share
Schedule of diluted net income and potentially dilutive shares utilized in the per share calculation

	2012	2011
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$(42,292)	$6,136
Denominator:
Weighted average basic shares outstanding	113,578	67,654
Dilutive potential shares:
Convertible debentures	13,252	14,809
LTIP notional units	478	517

Potentially dilutive shares	127,308	82,980

Diluted EPS	$(0.37)	$0.09

	2011	2010	2009
Numerator:
Net loss attributable to Atlantic Power Corporation	$(38,408)	$(3,752)	$(38,486)
Denominator:
Weighted average basic shares outstanding	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures	13,962	12,339	5,095
LTIP notional units	438	542	476

Potentially dilutive shares	91,866	74,587	66,203

Diluted EPS	$(0.50)	$(0.06)	$(0.63)